Note 6 - Long-term Bank Loans	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Long-Term Debt [Text Block]

6. Long-Term Bank Loans

These consist of bank loans of the ship-owning companies guaranteed by EuroDry Ltd. and are as follows:

Borrower	December 31, 2024	June 30, 2025
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	30,000,000	28,750,000
Kamsarmax Two Shipping Ltd.	12,560,000	12,080,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	18,000,000	17,100,000
Eirini Shipping Ltd.	1,850,000	1,430,000
Blessed Luck Shipowners Ltd.	2,805,000	2,360,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	13,475,000	12,425,000
Yannis Navigation Ltd.	9,500,000	9,000,000
Christos Ultra LP. / Maria Ultra LP,	20,000,000	19,000,000
	108,190,000	102,145,000
Less: Current portion	(12,090,000)	(12,680,000)
Long-term portion	96,100,000	89,465,000
Deferred charges, current portion	279,649	271,297
Deferred charges, long-term portion	718,465	586,804
Long-term bank loans, current portion net of deferred charges	11,810,351	12,408,703
Long-term bank loans, long-term portion net of deferred charges	95,381,535	88,878,196

The future annual loan repayments are as follows:

To June 30:
2026	12,680,000
2027	21,990,000
2028	15,525,000
2029	7,300,000
2030	28,400,000
Thereafter	16,250,000
Total	102,145,000

Details of the loans are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report. There have been no changes in the terms of the loans during the six months ended June 30, 2025.

The Company’s bank loans are secured with one or more of the following:

●	first priority mortgage over the respective vessels on a joint and several basis.
●	first assignment of earnings and insurance.
●	a corporate guarantee of EuroDry Ltd.
●	a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts) ranging from 120% to 125%, restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments, as well as deposits to dry docking reserve accounts that can only be used to cover the cost of the next scheduled drydocking of the respective collateral vessel. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $5,197,268 and $5,165,047 as of December 31, 2024 and June 30, 2025, respectively, and are included in "Restricted cash" under "Current assets" and "Long-term assets" in the unaudited condensed consolidated balance sheets. As of June 30, 2025, the Company satisfied all its debt covenants.

Interest expense for the six-month periods ended June 30, 2024 and 2025 amounted to $3,966,750 and $3,387,607, respectively.